TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of trade and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Accounts Payable Abstract
Trade creditors	$ 967,468	$ 1,439,929
Other accounts payable	281,322	505,802
Total	$ 1,248,790	$ 1,945,731